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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended MARCH 31, 2003

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 23RD day of APRIL, 2003.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 39
Form 13F-HR Information Table Value Total: $41,073,784.96

ACCOUNT HOLDINGS
CRAMER BERKOWITZ CONSOLIDATED

31-Mar-03


                           SECURITY                                                    MARKET      VOTING
DATE          QUANTITY     SYMBOL          CUSIP        SECURITY                       VALUE       AUTHORITY
----          --------     ------          -----        --------                       -----       ---------
LONG COMMON STOCK
-----------------

3/26/03       500000       AMD.N           007903107    ADVANCED MICRO DEVICES INC      3090000    Sole
3/26/03       400000       AWE.N           00209A106    AT&T WIRELESS SVCS              2640000    Sole
3/28/03       400000       BRCM.O          111320107    BROADCOM CORP - CL A            4940000    Sole
2/21/03        50000       DL.N            25247D101    DIAL CORP NEW                    970000    Sole
3/31/03        50000       ERTS.O          285512109    ELECTRONIC ARTS INC             2932000    Sole
3/25/03       100000       ELX.N           292475209    EMULEX CORP NEW                 1915000    Sole
3/24/03       175000       HD.N            437076102    HOME DEPOT INC                  4263000    Sole
3/21/03       225000       JPM.N           46625H100    JP MORGAN CHASE & CO            5334750    Sole
3/19/03       175000       TSM.N           874039100    TAIWAN SEMICONDUCTOR ADR        1197000    Sole
3/26/03       150000       TXN.N           882508104    TEXAS INSTRUMENTS INC           2455500    Sole
11/9/99       370200       TSCM.O          88368Q103    THE STREET.COM INC              1154160    Sole
3/28/03        50000       VRTS.O          923436109    VERITAS SOFTWARE CORP            879500    Sole
3/25/03        50000       VZ.N            92343V104    VERIZON COMMUNICATIONS          1767500    Sole

                                                                                       33538410

LONG PUTS
---------

3/24/03         1000       MMM125P.Y       MMMPE        PUT 3M COMPANY   APR 125         167500    Sole
3/24/03         1000       BAC700P.Y       BACPN        PUT BANK OF AMER APR 070         360000    Sole
3/25/03          500       IGT800P.Y       IGTPP        PUT INTL GM TECH APR 080          76250    Sole
3/31/03          500       LXK650P.Y       LXKPM        PUT LEXMARK INTL APR 065          71250    Sole
3/26/03         3000       MSFT250P.A      MSQPE        PUT MICROSOFT CP APR 025         397500    Sole
3/28/03          750       NUE400P.W       NUEPH        PUT NUCOR CORP   APR 040         191250    Sole
3/27/03          650       SPX850P.W       SPXPJ        PUT S&P 500 INDX APR 850 CBOE   1439750    Sole
3/31/03         2000       UTX550P.Y       UTXPK        PUT UNITED TECH  APR 055      219999.98    Sole
3/24/03         3000       WMT500P.W       WMTPJ        PUT WAL-MART STR APR 050         202500    Sole
3/26/03          500       YHOO250P.P      YHQPE        PUT YAHOO INC    APR 025          88750    Sole
3/21/03         1000       ASD700P.W       ASDPN        PUT AMERICAN STANDARD COMPANIES
                                                          APR 70                         250000    Sole
3/28/03          500       CAKE350P.A      CFQPG        PUT CHEESECAKE FACTORY INC
                                                          APR 35                         148750    Sole
3/24/03          750       IBM800P.Y       IBMPP        PUT IBM APRIL 80                 266250    Sole
3/28/03         1750       ITW600P.P       ITWPL        PUT ILLINOIS TOOL WORKS INC
                                                          APR 60                         577500    Sole
3/28/03         1000       IRF225P.Y       IRFPX        PUT INTERNATIONAL RECTIFIER
                                                          CORP APR 22.5                  310000    Sole
3/27/03         1750       KSS600P.Y       KSSPL        PUT KOHLS CORP APR 60            735000    Sole
3/6/03          1500       MHK450P.W       MHKPI        PUT MOHAWK INDUSTRIES INC APR 45 123750    Sole
3/31/03         2500       QAV260P.A       QAVPZ        PUT NASDAQ 100 APR 026           312500    Sole
3/7/03          2750       NVLS250P.Y      NLQPE        PUT NOVELLUS SYSTEMS INC APR 25  185625    Sole
3/27/03          500       QCOM400P.Y      AAWPH        PUT QUALCOMM INC APR 40          210000    Sole
3/27/03          750       VMB400P.Y       VMBPH        PUT VIAb APR 40                  288750    Sole

                                                                                     6622874.98

LONG CALLS
----------

3/20/03          550       BKX750D.X       BKXDJ        CALL .BKX APR 750                220000    Sole
3/21/03         3000       C350D.Y         CDG          CALL CITIGROUP APR 035           285000    Sole
3/31/03         2000       DAV810D.W       DAVDC        CALL DIAMONDS TRUST-UNIT
                                                          SERIES 1 APR               8294999.98    Sole
3/24/03         1000       EDS175D.X       EDSDT        CALL ELECTRONIC DATA SYSTEMS
                                                          CORP APR 17.5                   82500    Sole
3/11/03         1000       QSFT100D.W      QUDDB        CALL QUEST SOFTWARE INC APR 10    30000    Sole

                                                                                      912499.98

                                                                                    41073784.96